Earnings (Loss) Per Share - Summary of Basic Earnings Loss Per Share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Profit (loss) attributable to owners of the controlling company (previously stated)	₩ (24,466,853)	₩ (5,304,522)	₩ 1,991,347
Profit (loss) used in the calculation of total basic earnings (loss) per share	₩ (24,466,853)	₩ (5,304,522)	₩ 1,991,347
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Basic earnings (loss) per share	₩ (38,112)	₩ (8,263)	₩ 3,102